Item 1. Schedule of Investments:

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PUTNAM INVESTORS FUND

QUARTERLY PORTFOLIO HOLDINGS

4-30-05

Putnam Investors Fund
The fund's portfolio
April 30, 2005 (Unaudited)
Common stocks (100.1%) (a)
Number of shares		Value
Advertising and Marketing Services (0.1%)

67,100	Omnicom Group, Inc. (S)	$5,562,590
Aerospace and Defense (1.5%)

9,700	Boeing Co. (The)	577,344
905,734	Lockheed Martin Corp.	55,204,487
5,600	United Technologies Corp.	569,632

		56,351,463
Airlines (0.9%)

549,000	JetBlue Airways Corp. (NON) (S)	11,007,450
1,552,297	Southwest Airlines Co. (S)	23,098,179

		34,105,629
Banking (4.2%)

213,100	Bank of America Corp.	9,598,024
3,126,140	Commerce Bancorp, Inc. (S)	87,500,659
2,400,389	U.S. Bancorp	66,970,853

		164,069,536
Biotechnology (1.4%)

915,021	Amgen, Inc. (NON)	53,263,372
8,598	Biogen Idec, Inc. (NON)	311,592
4,400	Genzyme Corp. (NON)	257,884

		53,832,848
Building Materials (1.0%)

1,217,859	Masco Corp.	38,350,380
Cable Television (0.4%)

410,600	Comcast Corp. Class A (NON)	13,184,366
48,791	Comcast Corp. Class A (Special) (NON)	1,548,138

		14,732,504
Chemicals (0.7%)

29,200	E.I. du Pont de Nemours & Co.	1,375,612
382,100	PPG Industries, Inc.	25,810,855

		27,186,467
Commercial and Consumer Services (2.8%)

1,179,500	eBay, Inc. (NON)	37,425,535
88,100	Google, Inc. Class A (NON) (S)	19,382,000
20,100	IAC/InterActiveCorp. Class B (NON) (S)	436,974
526,000	Sabre Holdings Corp.	10,288,560
1,234,695	Yahoo!, Inc. (NON) (S)	42,609,324

		110,142,393
Communications Equipment (3.0%)

6,664,458	Cisco Systems, Inc. (NON)	115,161,834
23,400	Qualcomm, Inc.	816,426

		115,978,260
Computers (3.4%)

1,233,893	Apple Computer, Inc. (NON)	44,494,182
2,267,600	Dell, Inc. (NON) (S)	78,980,508
33,400	EMC Corp. (NON)	438,208
11,800	Lexmark International, Inc. Class A (NON)	819,510
267,900	NCR Corp. (NON)	8,840,700

		133,573,108
Conglomerates (1.6%)

4,848	3M Co.	370,727
1,938,674	Tyco International, Ltd.	60,699,883

		61,070,610
Consumer (0.8%)

907,200	Eastman Kodak Co. (S)	22,680,000
90,900	Harman International Industries, Inc. (S)	7,142,922

		29,822,922
Consumer Finance (5.6%)

1,311,736	Capital One Financial Corp. (S)	92,988,965
2,618,364	Countrywide Financial Corp.	94,758,593
1,674,640	Providian Financial Corp. (NON) (S)	27,916,249

		215,663,807
Consumer Goods (0.1%)

22,000	Alberto-Culver Co. (S)	979,000
24,630	Avon Products, Inc.	987,170
18,400	Estee Lauder Cos., Inc. (The) Class A	706,744

		2,672,914
Consumer Services (1.4%)

1,469,100	Cendant Corp.	29,249,781
638,700	Alliance Data Systems Corp. (NON) (S)	25,803,480

		55,053,261
Containers (--%)

9,500	Sealed Air Corp. (NON)	460,180
Electric Utilities (0.1%)

9,362	Dominion Resources, Inc.	705,895
14,636	Edison International	531,287
7,710	Entergy Corp.	565,143
14,001	Exelon Corp.	693,050
20,200	PG&E Corp. (S)	701,344
34,225	Sierra Pacific Resources (NON) (S)	370,315
8,066	Wisconsin Energy Corp.	284,407

		3,851,441
Electronics (0.9%)

418,900	Amphenol Corp. Class A	16,521,416
32,600	Flextronics International, Ltd. (Singapore) (NON) (S)	363,490
63,800	Freescale Semiconductor, Inc. Class A (NON)	1,194,336
16,992	Freescale Semiconductor, Inc. Class B (NON)	320,469
75,900	Intel Corp.	1,785,168
594,565	SanDisk Corp. (NON)	14,091,191

		34,276,070
Energy (--%)

24,586	GlobalSantaFe Corp. (Cayman Islands) (S)	826,090
11,550	Halliburton Co.	480,365

		1,306,455
Financial (7.7%)

209,715	Chicago Mercantile Exchange Holdings, Inc.	41,003,477
2,185,905	Citigroup, Inc.	102,650,099
1,569,704	Fannie Mae	84,685,531
856,921	Freddie Mac	52,717,780
452,800	Investors Financial Services Corp. (S)	18,994,960

		300,051,847
Gaming & Lottery (--%)

18,100	GTECH Holdings Corp.	442,907
Health Care Services (5.7%)

144,100	Aetna, Inc. (S)	10,572,617
9,600	AmerisourceBergen Corp.	588,288
956,387	Cardinal Health, Inc.	53,146,426
2,800	CIGNA Corp.	257,544
302,350	Express Scripts, Inc. (NON) (S)	27,102,654
556,600	HCA, Inc. (S)	31,080,544
7,900	Health Management Associates, Inc. Class A	195,367
555,100	Humana, Inc. (NON)	19,234,215
252,100	Manor Care, Inc. (S)	8,407,535
344,000	Medco Health Solutions, Inc. (NON) (S)	17,533,680
163,400	PacifiCare Health Systems, Inc. (NON)	9,764,784
7,200	Triad Hospitals, Inc. (NON)	369,000
461,600	UnitedHealth Group, Inc. (S)	43,625,816
1,800	WellPoint, Inc. (NON)	229,950

		222,108,420
Homebuilding (1.4%)

380,357	Lennar Corp. (S)	19,576,975
48,117	NVR, Inc. (NON) (S)	34,564,847

		54,141,822
Household Furniture and Appliances (0.5%)

313,700	Whirlpool Corp. (S)	19,468,222
Insurance (6.3%)

799,450	ACE, Ltd. (Bermuda)	34,344,372
2,918,052	American International Group, Inc.	148,382,944
763,476	Everest Re Group, Ltd. (Barbados)	62,757,727

		245,485,043
Investment Banking/Brokerage (3.7%)

393,380	Bear Stearns Cos., Inc. (The)	37,237,351
407,600	Goldman Sachs Group, Inc. (The)	43,527,604
690,029	Lehman Brothers Holdings, Inc.	63,289,460

		144,054,415
Leisure (1.1%)

11,100	Brunswick Corp.	466,200
928,159	Harley-Davidson, Inc. (S)	43,642,036

		44,108,236
Lodging/Tourism (0.7%)

21,044	Las Vegas Sands Corp. (NON)	788,098
652,071	Royal Caribbean Cruises, Ltd. (Liberia)	27,400,023

		28,188,121
Machinery (1.3%)

144,900	Caterpillar, Inc. (S)	12,758,445
233,600	Cummins, Inc. (S)	15,884,800
340,200	Parker-Hannifin Corp.	20,391,588

		49,034,833
Media (0.1%)

50,300	Time Warner, Inc. (NON) (S)	845,543
32,400	Walt Disney Co. (The) (S)	855,360

		1,700,903
Medical Technology (0.1%)

7,500	Becton, Dickinson and Co.	438,900
9,400	Boston Scientific Corp. (NON)	278,052
14,700	Medtronic, Inc.	774,690
18,700	St. Jude Medical, Inc. (NON)	729,861

		2,221,503
Metals (1.3%)

632,000	Alcoa, Inc.	18,340,640
1,155,507	BHP Billiton PLC (United Kingdom)	14,102,099
42,868	BHP Billiton PLC ADR (United Kingdom)	1,052,409
353,500	United States Steel Corp.	15,115,660

		48,610,808
Oil & Gas (9.0%)

590,600	Amerada Hess Corp.	55,309,690
18,300	Apache Corp.	1,030,107
870,800	ChevronTexaco Corp.	45,281,600
442,900	Devon Energy Corp. (S)	20,005,793
2,860,652	ExxonMobil Corp.	163,142,984
875,900	Marathon Oil Corp.	40,790,663
354,500	Valero Energy Corp.	24,293,885

		349,854,722
Pharmaceuticals (8.2%)

12,443	Eli Lilly Co.	727,542
1,840,611	Johnson & Johnson (S)	126,321,133
1,496,800	Merck & Co., Inc.	50,741,520
4,296,764	Pfizer, Inc.	116,743,078
719,338	Teva Pharmaceutical Industries, Ltd. ADR (Israel) (S)	22,472,119
22,800	Wyeth	1,024,632

		318,030,024
Photography/Imaging (0.7%)

2,060,535	Xerox Corp. (NON) (S)	27,302,089
Power Producers (0.5%)

1,092,800	AES Corp. (The) (NON)	17,572,224
Publishing (0.4%)

160,000	McGraw-Hill Companies, Inc. (The)	13,932,800
Regional Bells (0.5%)

8,000	BellSouth Corp. (S)	211,920
21,452	SBC Communications, Inc. (S)	510,558
510,472	Verizon Communications, Inc.	18,274,898

		18,997,376
Restaurants (2.2%)

261,900	Darden Restaurants, Inc.	7,857,000
1,628,400	McDonald's Corp.	47,728,404
597,900	Yum! Brands, Inc.	28,077,384

		83,662,788
Retail (5.5%)

379,541	AutoZone, Inc. (NON) (S)	31,501,903
726,500	Best Buy Co., Inc.	36,572,010
243,175	Borders Group, Inc. (S)	5,882,403
377,000	Dillards, Inc. Class A (S)	8,772,790
656,400	Home Depot, Inc. (The)	23,216,868
13,700	Kohl's Corp. (NON)	652,120
892,192	Lowe's Cos., Inc. (S)	46,492,125
333,100	Michaels Stores, Inc.	11,058,920
1,009,700	Office Depot, Inc. (NON)	19,769,926
25,600	Ross Stores, Inc. (S)	684,032
358,300	Safeway, Inc. (NON)	7,628,207
902,602	Staples, Inc.	17,212,611
178,100	Supervalu, Inc.	5,620,836

		215,064,751
Schools (1.2%)

659,197	Apollo Group, Inc. Class A (NON) (S)	47,541,288
Semiconductor (--%)

61,300	Applied Materials, Inc. (NON)	911,531
Shipping (0.2%)

182,000	Yellow Roadway Corp. (NON) (S)	8,918,000
Software (6.2%)

548,600	Adobe Systems, Inc. (S)	32,625,242
358,300	Autodesk, Inc.	11,404,689
1,224,500	Citrix Systems, Inc. (NON) (S)	27,551,250
4,958,748	Microsoft Corp. (S)	125,456,324
100,200	Oracle Corp. (NON)	1,158,312
22,500	Red Hat, Inc. (NON) (S)	241,875
43,300	Siebel Systems, Inc. (NON) (S)	389,700
2,267,200	Symantec Corp. (NON) (S)	42,578,016

		241,405,408
Technology Services (1.4%)

8,900	Automatic Data Processing, Inc.	386,616
327,600	Equifax, Inc. (S)	11,023,740
735,060	Fair Isaac Corp. (S)	24,168,773
217,000	Fiserv, Inc. (NON)	9,179,100
666,600	Ingram Micro, Inc. Class A (NON) (S)	11,105,556

		55,863,785
Telecommunications (0.3%)

8,100	American Tower Corp. Class A (NON)	139,563
22,250	Nextel Communications, Inc. Class A (NON) (S)	622,778
8,300	Nextel Partners, Inc. Class A (NON) (S)	195,216
11,100	PanAmSat Holding Corp. (S)	195,915
30,300	Sprint Corp. (FON Group) (S)	674,478
420,800	Vodafone Group PLC ADR (United Kingdom) (S)	10,999,712

		12,827,662
Textiles (0.5%)

238,100	NIKE, Inc. Class B (S)	18,288,461
Tobacco (3.1%)

1,697,436	Altria Group, Inc.	110,316,366
310,300	Loews Corp. - Carolina Group	9,774,450

		120,090,816
Trucks & Parts (0.4%)

316,500	Autoliv, Inc. (Sweden) (S)	14,005,120

	Total Common stocks (cost $3,791,097,126)	$3,881,948,763
Short-term investments (10.6%) (a)
Principal amount		Value
$2,619,673	Putnam Prime Money Market Fund (e)	$2,619,673
410,003,490	Short-term investments held as collateral for loaned securities with yields ranging from 2.80% to 3.15% and due dates ranging from May 2, 2005 to June 24, 2005 (d)	409,859,012

	Total Short-term investments (cost $412,478,685)	$412,478,685

	Total Investments (cost $4,203,575,811) (b)	$4,294,427,448

Putnam Investors Fund
Written options outstanding at April 30, 2005 (Unaudited)
(premiums received $102,480)
Contract		Expiration date/
amount		strike price	Value

38,754	American International Group, Inc. (Put)	May 05/$46.01	$291
60,672	eBay, Inc. (Put)	May 05/$29.16	12,844
40,409	Harley-Davidson, Inc. (Put)	May 05/$44.25	8,324

			$21,459

Putnam Investors Fund

Total return swap contracts outstanding at April 30, 2005 (Unaudited)

	Notional	Termination	Unrealized
	amount	date	depreciation

Agreement with Citigroup Global Markets, Ltd. dated February 24, 2005 to receive semi-annually the notional amount multiplied by the total rate of return of the Commerce Bancorp Inc. NJ and pay semi-annually the notional amount multiplied by the six month USD-LIBOR-BBA plus 25 basis points.	$126,476	2/24/06	$(5,646)

NOTES
(a)	Percentages indicated are based on net assets of $3,879,945,311.

(b)

The aggregate identified cost on a tax basis is $4,234,003,123, resulting in gross unrealized appreciation and depreciation of $274,672,072 and 214,247,747, respectively, or net unrealized appreciation of $60,424,325.

(NON)	Non-income-producing security.

(S)	Securities on loan, in part or in entirety, at April 30, 2005.

(d)

The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income.  The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned.  The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day.  The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral.  Income from securities lending is included in investment income on the statement of operations.  At April 30, 2005, the value of securities loaned amounted to $400,317,630.  The fund received cash collateral of $409,859,012 which is pooled with collateral of other Putnam funds into 17 issuers of high-grade, short-term investments.

(e)

Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC.  Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund.  Income distributions earned by the fund totaled $227,119 for the period ended April 30, 2005.  During the period ended April 30, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $460,682,695 and $469,453,888, respectively.

ADR after the name of a foreign holding stands for American Depositary Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange.  Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets.  The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At April 30, 2005, fair value pricing was used for certain foreign securitites in the portfolio.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase.  The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses on purchased options are included in realized gains and losses on investment securities.  If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds.  If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.  The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract.  Such receipts or payments are known as “variation margin.”  Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by dealers.  Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount.  To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty.  Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss.  Payments received or made are recorded as realized gains or loss.  The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

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(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

Not applicable

Item 3. Exhibits:

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A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned,

thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):

/s/ Michael T. Healy

 --------------------------

Michael T. Healy

Principal Accounting Officer

Date: June 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of  1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter

---------------------------

Charles E. Porter

Principal Executive Officer

Date: June 28, 2005

By (Signature and Title):

/s/ Steven D. Krichmar

---------------------------

Steven D. Krichmar

Principal Financial Officer

Date: June 28, 2005